Offerings - Offering: 1	Mar. 28, 2025 USD ($)
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Equity
Security Class Title	Common Stock, par value $0.01 per share
Maximum Aggregate Offering Price	$ 150,000,000
Fee Rate	0.01531%
Amount of Registration Fee	$ 22,965
Offering Note
(1)	The prospectus supplement to which this exhibit is attached is a final prospectus for the related offering.
(2)
This registration fee table shall be deemed to update the “Calculation of Registration Fee” in the Company’s Registration Statement on Form
N-2ASR
(File
No. 333-278993)
in accordance with Rules 456(b) and 457(r) under the Securities Act of 1933, as amended.